Taxation - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense benefits [line items]
Income taxes paid, classified as operating activities	£ 1,300	£ 1,500
Percentage reduction in tax Rate	2.00%
Forecast increase in tax rate	2.00%
Provisions for uncertain tax position	£ 584	551
Deferred tax liabilities	311	289
Unremitted profits	18,000	16,000
Unremitted profits for which deferred tax not provided	869	660
Deferred tax assets recognized on trading losses	1,994	1,661
Overseas
Income tax expense benefits [line items]
Deferred tax liabilities	165	157
UK current year charge
Income tax expense benefits [line items]
Payments of corporation tax	£ 205	£ 48
Applicable tax rate	23.50%	19.00%	19.00%
UK current year charge | Increase in the headline rate of tax
Income tax expense benefits [line items]
Applicable tax rate	25.00%	19.00%